                        J.M. Walker & Associates

                            Attorneys At Law

                        7841 South Garfield Way

                          Centennial, CO 80122

                       jmwalker85@earthlink.net

303-850-7637                                     303-482-2731 facsimile

November 10, 2011

United States

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.W.

Washington, D.C. 20549

     Re:  Primco Management, Inc.

          Amendment No. 4 to Registration Statement on Form S-1

          Filed October 3, 2011

          File No. 333-173119

Dear Sir or Madam:

In response to your verbal comment via telephone, a newly dated auditor’s consent has been included.

Very truly yours,

J.M. Walker & Associates

/s/Jody M. Walker

-------------------------

Jody M. Walker

Attorney At Law